CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net loss	$ (25,772)	$ (9,398)	$ (56,093)	$ (8,409)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	541	124	684	287
Reduction of right-of-use assets from operating leases	28	0
Stock-based compensation expense	11,013	4,942	17,895	3,295
Bad debt and other allowances	2	(8)	19	0
Inventory allowance	0	(25)	(26)	0
Loss on disposal of property and equipment	196	0
Change in fair value - Convertible Notes	0	299	5,067	0
Change in fair value - Warrant			10	0
Gain on Convertible Notes			(240)	0
Loss on debt extinguishment			939	0
Amortization of debt issuance costs	191	0	782	0
Interest expense on Convertible Notes			1,364	0
Changes in assets and liabilities:
Accounts receivable	37	(33)	(120)	(11)
Accounts receivable - related party	7	307	313	(322)
Inventory	(341)	(166)	(652)	(243)
Prepaid expenses and other current assets	(193)	(816)	(3,384)	1
Other assets	112	5	(966)	(51)
Accounts payable	2,619	955	1,737	29
Operating lease liabilities	(25)	0
Other long-term liabilities			10	0
Warrant liabilities			(1,425)	0
Accrued liabilities	1,482	1,424	14,795	1,095
Accrued liabilities - related party	18	(833)	(817)	491
Net cash used in operating activities	(10,085)	(3,223)	(20,108)	(3,838)
Cash flows from investing activities
Purchases of property and equipment	(14,673)	(1,070)	(29,666)	(3,422)
Net cash used in investing activities	(14,673)	(1,070)	(29,666)	(3,422)
Cash flows from financing activities
Proceeds from recapitalization, net of issuance costs $30,422			137,532	0
Proceeds from issuance of Convertible Notes, net	0	10,700	26,000	0
Proceeds from financing obligations	71	1,066	3,854	7,675
Proceeds from issuance of debt	0	10,388	26,793	453
Cash distribution to Legacy Local Bounti shareholders			(27,320)	0
Payment of debt issuance costs			(5,399)	0
Repayment of debt	0	(550)	(10,654)	(2,880)
Redemption of common stock			0	(80)
Net cash provided by financing activities	71	21,604	150,806	5,168
Net increase (decrease) in cash and cash equivalents and restricted cash	(24,687)	17,311	101,032	(2,092)
Cash and cash equivalents and restricted cash and cash equivalents at beginning of period	101,077	45	45	2,137
Cash and cash equivalents and restricted cash and cash equivalents at end of period	76,390	17,356	101,077	45
Supplemental disclosures of cash flow information
Cash paid for interest			2,981	49
Non-cash investing and financing activities:
Purchases of property and equipment included in accounts payable and accrued liabilities	8,161	0	12,441	1,541
Stock-based compensation capitalized to property and equipment, net	29	0
Non-cash financing obligation activity	840	0
Non-cash redemption of common stock			0	11
Non-cash proceeds from issuance of Convertible Notes for services provided			50	0
Non-cash proceeds from issuance of Share Settlement Note			$ 0	$ 80
Non-cash proceeds from issuance of Convertible Notes for services provided	$ 0	$ 50